Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property plant and equipment
Property, plant and equipment

Note 7 - Property, plant and equipment

						Office
	Land and buildings		Leasehold	Machinery and equipment		furniture and
(in thousands)	Cost	Grants	improvements	Cost	Grants	equipment	Cylinders	Vehicles	Total
Cost
Balance as of January 1, 2016	65,887	(6,487)	15,637	135,905	(12,394)	18,300	33,272	1,231	251,351
Additions	8,596	—	274	15,849	—	1,669	—	49	26,437
Reclassification to assets held for sale	(1,702)	—	—	—	—	—	—	—	(1,702)
Disposals	—	—	(156)	(2,753)	—	(7,327)	(987)	(391)	(11,614)
Reclassification from Inventories	—	—	—	—	—	—	1,635	—	1,635
Effect of changes in exchange rates	—	—	(52)	(227)	—	(96)	(655)	5	(1,025)
Balance as of December 31, 2016	72,781	(6,487)	15,703	148,774	(12,394)	12,546	33,265	894	265,082
Additions	6,543	(319)	403	13,475	(798)	2,406	—	1	21,711
Disposals	—	—	(75)	(11,069)	—	(1,268)	(61)	(411)	(12,884)
Reclassification from Inventories	—	—	—	—	—	—	2,448	—	2,448
Effect of changes in exchange rates	—	—	326	878	—	737	2,804	23	4,768

Balance as of December 31, 2017	79,324	(6,806)	16,357	152,058	(13,192)	14,421	38,456	507	281,125

Accumulated depreciation
Balance as of January 1, 2016	927	(86)	11,836	66,050	(5,793)	14,569	7,447	1,107	96,057
Depreciation for the year	983	(120)	236	12,154	(1,027)	2,086	1,635	65	16,012
Reclassification to assets held for sale	(218)	—	—	—	—	—	—	—	(218)
Disposals	—	—	(150)	(2,574)	—	(7,388)	(485)	(348)	(10,945)
Effect of changes in exchange rates	—	—	(39)	(125)	—	(131)	(163)	6	(452)
Balance as of December 31, 2016	1,692	(206)	11,883	75,505	(6,820)	9,136	8,434	830	100,454
Depreciation for the year	1,010	(136)	879	17,423	(1,377)	1,627	(114)	24	19,336
Disposals	—	—	(65)	(10,489)	—	(1,265)	(16)	(396)	(12,231)
Effect of changes in exchange rates	—	—	233	507	—	636	624	23	2,023

Balance as of December 31, 2017	2,702	(342)	12,930	82,946	(8,197)	10,134	8,928	481	109,582

Carrying amounts
As of January 1, 2016	64,960	(6,401)	3,801	69,855	(6,601)	3,731	25,825	124	155,294
As of December 31, 2016	71,089	(6,281)	3,820	73,269	(5,574)	3,410	24,831	64	164,628
As of December 31, 2017	76,622	(6,464)	3,427	69,112	(4,995)	4,287	29,528	26	171,543

Depreciation of machinery equipment (cost and grants), cylinders and vehicles is charged to cost of revenues. Depreciation of other categories of property, plant and equipment is charged to departments that utilize the relevant assets, primarily in cost of revenues and general and administrative expenses.

A.	Property, plant and equipment under finance leases

The Group leases certain property, plant and equipment under a finance lease agreement. As of December 31, 2017, the net carrying amount of the leased land and buildings is $2.0 million (2016: $2.1 million).

B.	Property, plant and equipment fully depreciated and still in use

The Group has assets that have been fully depreciated and are still in use. As of December 31, 2017, the original cost of such assets is $53 million (2016: $45 million).